CONSOLIDATED CONDENSED INTERIM STATEMENT OF CHANGES IN SHAREHOLDER´S EQUITY - ARS ($) $ in Thousands	Total	Capital Stock	Paid in capital	Equity Adjustments	Accumulated Profit from Financial Instruments at Fair Value through OCI	Others	Legal Reserve	Others Reserves	Retained Earnings	Total Shareholders´ Equity Attributable to parent company´s owners	Total Shareholders´ Equity to Non- controlling Interest
Equity, Beginning balance at Dec. 31, 2023	$ 4,769,249,798	$ 1,474,692	$ 17,281,187	$ 1,719,612,939	$ 2,173,081	$ 3,441,508	$ 69,794,503	$ 3,466,155,465	$ (510,893,356)	$ 4,769,040,019	$ 209,779
Total Comprehensive Income for the Period
Net Income for The Period	385,892,701								386,056,421	386,056,421	(163,720)
Other Comprehensive Income for the Period	(405,387)				(275,044)	(130,343)				(405,387)
Equity, Ending balance at Mar. 31, 2024	5,154,737,112	1,474,692	17,281,187	1,719,612,939	1,898,037	3,311,165	69,794,503	3,466,155,465	(124,836,935)	5,154,691,053	46,059
Equity, Beginning balance at Dec. 31, 2023	4,769,249,798	1,474,692	17,281,187	1,719,612,939	2,173,081	3,441,508	69,794,503	3,466,155,465	(510,893,356)	4,769,040,019	209,779
Equity, Ending balance at Dec. 31, 2024	6,583,353,242	1,588,514	697,387,566	1,777,901,786	17,885,897	3,625,570	109,542,574	3,517,133,007	458,116,265	6,583,181,179	172,063
Capital increase	104,028,765	17,740	100,270,924	3,740,101						104,028,765
Total Comprehensive Income for the Period
Net Income for The Period	162,627,813								162,579,195	162,579,195	48,618
Other Comprehensive Income for the Period	(99,624,447)				(100,382,118)	759,365				(99,622,753)	(1,694)
Equity, Ending balance at Mar. 31, 2025	$ 6,750,385,373	$ 1,606,254	$ 797,658,490	$ 1,781,641,887	$ (82,496,221)	$ 4,384,935	$ 109,542,574	$ 3,517,133,007	$ 620,695,460	$ 6,750,166,386	$ 218,987